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                                SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  June 11, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  SCHWAB CAPITAL TRUST (FILE NOS. 33-62470 AND 811-7704)
     Schwab Core Equity Fund(TM)
     (formerly Schwab Analytics Fund(R)


     POST-EFFECTIVE AMENDMENT NO. 47

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated June 1, 2002, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,

/s/Benjamin L. Douglas
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Benjamin L. Douglas
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.